Issued Capital and Reserves - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions		1 Months Ended					3 Months Ended	12 Months Ended
	May 02, 2022 EUR (€)	Nov. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€) € / shares	Mar. 31, 2022 EUR (€) shares	Feb. 28, 2022 EUR (€)	Jan. 31, 2022 EUR (€) shares	Mar. 17, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) shares	Mar. 24, 2022 EUR (€) shares	Nov. 30, 2020 USD ($)
Disclosure of reserves within equity [line items]
Number of shares outstanding | shares								243,215,169	243,215,169	242,521,489			243,215,169
Treasury shares | shares								5,337,031	5,337,031	3,788,592			5,337,031
Share repurchase program authorized amount				€ 1,500.0
Shares issued (in shares) | shares				1,744,392
Issueance of share capital										€ 163.6
Share capital								€ 248.6	€ 248.6	246.3
Proposed dividends per share (in euros per share) | € / shares			€ 2
Dividends paid, classified as financing activities			€ 484.3					484.3		0.0		€ 0.0
Weighted average share price | $ / shares									€ 143.98
Consideration transferred | $													$ 1,000.0
Share repurchase program								986.4		0.0		0.0
Equity transaction costs								0.1		€ 2.7		33.2
At-The-Market Offering Program
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares										995,890
Maximum gross proceeds receivable form issuance of ordinary shares | $															$ 500.0
Aggregate proceeds from issuance of ordinary share										€ 163.6	$ 200.0
Remaining capacity								207.1	€ 207.1
Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital				€ 1.8
Capital reserve
Disclosure of reserves within equity [line items]
Issueance of share capital				€ 233.2	€ 67.1					162.6
Equity transaction costs								€ 0.1		2.7		€ 33.2
Treasury shares
Disclosure of reserves within equity [line items]
Issueance of share capital										€ 1.0
Pfizer Inc.
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares						497,727
Pfizer Inc. | Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital						€ 110.6
Fair value measurement derivative						€ 43.0
Announcement Of Research, Development And Commercialization Collaboration Agreement
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares														497,727
Share capital					€ 0.5									€ 0.5
Share Repurchase Program, Tranche Two
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount		€ 500.0					€ 500.0
Share Repurchase Program, Tranche One
Disclosure of reserves within equity [line items]
Share repurchase program authorized amount	€ 1,000.0